Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-1

Collection Period	8/01/11-8/31/11
Determination Date	9/9/2011
Distribution Date	9/15/2011

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period			$	563,287,592.64
2.	Collections allocable to Principal			$	16,816,538.66
3.	Purchase Amount allocable to Principal			$	0.00
4.	Defaulted Receivables			$	793,821.58

5.	Pool Balance on the close of the last day of the related Collection Period (Ln1-Ln2-Ln3-Ln4)			$	545,677,232.40

6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				35,154

7.	Initial Pool Balance			$	650,000,010.85

8.	Note Balances		Beginning of Period		End of Period

	a.	Class A-1 Note Balance	$33,401,566.34	$	16,037,751.15
	b.	Class A-2 Note Balance	$147,000,000.00	$	147,000,000.00
	c.	Class A-3 Note Balance	$225,000,000.00	$	225,000,000.00
	d.	Class A-4 Note Balance	$110,050,000.00	$	110,050,000.00
	e.	Class B Note Balance	$15,900,000.00	$	15,900,000.00
	f.	Class C Note Balance	$15,900,000.00	$	15,900,000.00
	g.	Class D Note Balance	$8,150,000.00	$	8,150,000.00

	h.	Note Balance (sum a-g)	$555,401,566.34	$	538,037,751.15

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.2609497		0.1252949
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8544639		0.8277504

10.	Overcollateralization Target Amount			$	7,639,481.25
11.	Current overcollateralization amount (Pool Balance-Note Balance)			$	7,639,481.25
12.	Weighted Average Coupon			%	8.64%
13.	Weighted Average Original Term			months	64.89
14.	Weighted Average Remaining Term			months	55.57

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge		$	4,099,604.30
	b.	Liquidation Proceeds allocable to Finance Charge		$	1,128.71
	c.	Purchase Amount allocable to Finance Charge		$	0.00

	d.	Available Finance Charge Collections (sum a-c)		$	4,100,733.01

16.	Principal:
	a.	Collections allocable to Principal		$	16,816,538.66
	b.	Liquidation Proceeds allocable to Principal		$	381,523.10
	c.	Purchase Amount allocable to Principal		$	0.00

	d.	Available Principal Collections (sum a-c)		$	17,198,061.76

17.	Total Finance Charge and Principal Collections (15d+16d)			$	21,298,794.77
18.	Interest Income from Collection Account			$	447.63
19.	Simple Interest Advances			$	0.00

20.	Available Collections (Ln17+18+19)		$	21,299,242.40

Available Funds

21.	Available Collections		$	21,299,242.40
22.	Reserve Account Draw Amount		$	0.00

23.	Available Funds		$	21,299,242.40

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$	469,406.33
	b.	Amount Unpaid from Prior Months	$	0.00
	c.	Amount Paid	$	469,406.33

	d.	Shortfall Amount (a+b-c)	$	0.00

25.	Unreimbursed Servicer Advances		$	0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$	3,520.55
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$	0.00
	c.	Other Unpaid Backup Servicing Fees	$	0.00
	d.	Amount Paid	$	3,520.55

	e.	Shortfall Amount (a+b+c-d)	$	0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$	9,604.94
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$	0.00

	d.	Total Class A-1 Note Interest (sum a-c)	$	9,604.94

	e.	Class A-2 Monthly Interest	$	88,200.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$	0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$	0.00

	h.	Total Class A-2 Note Interest (sum e-g)	$	88,200.00

	i.	Class A-3 Monthly Interest	$	241,875.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$	0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$	0.00

	l.	Total Class A-3 Note Interest (sum i-k)	$	241,875.00

	m.	Class A-4 Monthly Interest	$	198,090.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$	0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$	0.00

	p.	Total Class A-4 Note Interest (sum m-o)	$	198,090.00

28.	Priority Principal Distributable Amount		$	0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$	34,847.50
	b.	Additional Note Interest related to Class B Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$	0.00

	d.	Total Class B Note Interest (sum a-c)	$	34,847.50

30.	Secondary Principal Distributable Amount		$	0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$	37,497.50
	b.	Additional Note Interest related to Class C Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$	0.00

	d.	Total Class C Note Interest (sum a-c)	$	37,497.50

32.	Tertiary Principal Distributable Amount		$	1,574,333.94

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$	24,585.83
	b.	Additional Note Interest related to Class D Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$	0.00

	d.	Total Class D Note Interest (sum a-c)	$	24,585.83

34.	Quaternary Principal Distributable Amount		$	8,150,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$	10,831,961.59

36.	Reserve Account Deficiency		$	0.00

37.	Regular Principal Distributable Amount		$	7,639,481.25

38.	Remaining Unpaid Servicer Transition Expenses, if any		$	0.00

39.	Additional Servicing Fees, if any		$	0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$	0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$	4,100,733.01
	b.	Total Daily Deposits of Principal Collections	$	17,198,061.76
	c.	Withdrawal from Reserve Account	$	0.00
	d.	Interest Income	$	447.63

	e.	Total Deposits to Collection Account (sum a-d)	$	21,299,242.40

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$	469,406.33
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$	3,520.55
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$	17,998,515.96
	d.	Deposit to Reserve Account	$	0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$	2,827,799.56

	f.	Total Withdrawals from Collection Account (sum a-e)	$	21,299,242.40

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$	9,604.94
	b.	Class A-2 Interest Distribution	$	88,200.00
	c.	Class A-3 Interest Distribution	$	241,875.00
	d.	Class A-4 Interest Distribution	$	198,090.00
	e.	Class B Interest Distribution	$	34,847.50
	f.	Class C Interest Distribution	$	37,497.50
	g.	Class D Interest Distribution	$	24,585.83

	h.	Class A-1 Principal Distribution	$	17,363,815.19
	i.	Class A-2 Principal Distribution	$	0.00
	j.	Class A-3 Principal Distribution	$	0.00
	k.	Class A-4 Principal Distribution	$	0.00
	l.	Class B Principal Distribution	$	0.00
	m.	Class C Principal Distribution	$	0.00
	n.	Class D Principal Distribution	$	0.00

	o.	Total Deposits to Note Payment Account (sum a-n)	$	17,998,515.96

44.	Withdrawals
	a.	Class A-1 Distribution	$	17,373,420.13
	b.	Class A-2 Distribution	$	88,200.00
	c.	Class A-3 Distribution	$	241,875.00
	d.	Class A-4 Distribution	$	198,090.00
	e.	Class B Distribution	$	34,847.50
	f.	Class C Distribution	$	37,497.50
	g.	Class D Distribution	$	24,585.83

	h.	Total Withdrawals from Note Payment Account (sum a-g)	$	17,998,515.96

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$	2,827,799.56
	b.	Reserve Account surplus (Ln 55)	$	43.88

	c.	Total Deposits to Certificate Payment Account (sum a-b)	$	2,827,843.44

46.	Withdrawals
	a.	Certificateholder Distribution	$	2,827,843.44

	b.	Total Withdrawals from Certificate Payment Account	$	2,827,843.44

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00		$	1,625,000.00
	b.	Note Balance		$	538,037,751.15

48.	Required Reserve Account Amount			$	1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$	1,625,000.00
50.	Investment Earnings			$	43.88
51.	Reserve Account Draw Amount			$	0.00

52.	Reserve Account Amount (Ln 49 + Ln 50-Ln 51)			$	1,625,043.88
53.	Deposit from Available Funds (Ln 42d)			$	0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$	0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$	0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$	43.88

56.	Ending Balance (Ln52 + Ln53-Ln54-Ln55)			$	1,625,000.00
57.	Reserve Account Deficiency (Ln48-Ln56)			$	0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$	0.00
59.	Amount to be paid to Servicer from the Collection Account			$	469,406.33
60.	Amount to be paid to Backup Servicer from the Collection Account			$	3,520.55
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$	17,998,515.96
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$	2,827,799.56
63.	Amount to be deposited from the Collection Account into the Reserve Account			$	0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$	0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$	43.88
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$	17,373,420.13
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$	88,200.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$	241,875.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$	198,090.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$	34,847.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$	37,497.50
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$	24,585.83
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$	2,827,843.44

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$	411,169.77
74.	Cumulative Net Losses			$	1,119,319.06
75.	Cumulative Net Loss Percentage				0.1722%

76.	Delinquency Analysis		Number of Loans		Principal Balance
	a.	31 to 60 days past due	296	$	4,951,043.21
	b.	61 to 90 days past due	115	$	1,742,856.79
	c.	91 or more days past due	47	$	698,190.73

	d.	Total Past Due (sum a-c)	458		7,392,090.73

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$	2,420,345,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?				Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 09, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Keith D. Browning
Name:	Keith D. Browning
Title:	Executive Vice President